Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	10 Months Ended	12 Months Ended	22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Sep. 12, 2017	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000001420
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class C
Accumulated Value		$ 10,000			$ 11,057		$ 11,956		$ 13,451		$ 13,176		$ 17,570		$ 16,114		$ 17,592		$ 19,005		$ 21,509	$ 21,868
C000001421
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class I
Accumulated Value		10,000			11,159		12,183		13,848		13,707		18,461		17,103		18,862		20,591		23,525	24,162
C000193208
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Multi-Asset Income Fund
Accumulated Value	$ 10,000			$ 10,180		$ 10,805		$ 9,371		$ 12,034		$ 11,955		$ 12,276		$ 13,464		$ 14,953		$ 16,373
C000118268
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Small Cap Dividend Fund - Class I
Accumulated Value		10,000			12,195		14,020		14,188		12,401		18,038		16,210		17,634		19,027		19,956	24,246
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,803		13,519		14,873		15,986		22,871		19,890		23,741		29,410		34,017	41,504
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,803		13,519		14,873		15,986		22,871		19,890		23,741		29,410		34,017	41,504
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			11,126		12,126		12,917		18,622		16,040		19,080		23,493		27,086		33,264
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,851		13,602		14,824		15,792		22,767		19,610		23,327		28,721		33,114	40,667
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,553		12,335		13,379		12,197		17,525		16,330		18,214		20,592		23,414	29,757
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,553		12,335		13,379		12,197		17,525		16,330		18,214		20,592		23,414	29,757
NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ US Multi-Asset Diversified Income Total Return Index
Accumulated Value	$ 10,000			$ 10,131		$ 10,935		$ 8,649		$ 11,376		$ 10,824		$ 11,164		$ 12,954		$ 13,927		$ 15,698
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 12,460		$ 14,649		$ 14,164		$ 13,226		$ 21,429		$ 16,029		$ 18,002		$ 19,812		$ 21,334	$ 30,034